Exploration in non-operating areas	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration In Non-Operating Areas [Abstract]
Disclosure Of Exploration In Non-Operating Units [Text Block]
25.	Exploration in non-operating areas

This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Services provided by third parties	5,401	13,629	18,852
Personnel expenses	4,064	3,908	4,713
Lands	1,781	1,691	-
Rentals	1,171	578	376
Consumption of materials and supplies	582	768	1,436
Transport	144	26	20
Maintenance and repairs	134	72	87
Insurance	27	49	84
Rights	-	3,457	-
Other expenses	4,958	2,411	5,042
	18,262	26,589	30,610